Document And Entity Information	12 Months Ended
Mar. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	YS Biopharma Co., Ltd.
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	93,058,197
Amendment Flag	false
Entity Central Index Key	0001946399
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41598
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building No. 2
Entity Address, Address Line Two	38 Yongda Road
Entity Address, Address Line Three	Daxing Biomedical Industry ParkDaxing District, Beijing, PRC
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	102629
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	2388
Auditor Name	Wei, Wei & Co., LLP
Auditor Location	Flushing, New York
Business Contact
Document Information Line Items
Entity Address, Address Line One	Building No. 2
Entity Address, Address Line Two	38 Yongda Road
Entity Address, Address Line Three	Daxing Biomedical Industry ParkDaxing District, Beijing, PRC
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	102629
Contact Personnel Name	Hui Shao
City Area Code	010
Local Phone Number	89202086
Ordinary share, par value US$0.00002 per share
Document Information Line Items
Trading Symbol	YS
Title of 12(b) Security	Ordinary share, par value US$0.00002 per share
Security Exchange Name	NASDAQ
Warrants, each exercisable for one ordinary share
Document Information Line Items
Trading Symbol	YSBPW
Title of 12(b) Security	Warrants, each exercisable for one ordinary share
Security Exchange Name	NASDAQ